Risk management - Components of Risk Management Within Expenses on the Consolidated Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total realized risk management gain (loss)	$ 21.6	$ 17.7
Total unrealized risk management loss	(5.2)	6.1
Risk management loss	(4.7)	5.6
Expense [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of electricity contracts loss	(1.6)
Total realized risk management gain (loss)	(1.6)
Electricity contracts gain (loss)	0.5	(0.5)
Total unrealized risk management loss	0.5	(0.5)
Risk management loss	$ (1.1)	$ (0.5)